Intangible assets	9 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets	Intangible assets
The carrying amount of Intangible Assets as of September 30, 2025 and December 31, 2024 is as follows:

	September 30, 2025	December 31, 2024
	(in thousands)
Cost
Customer relationships	$4,134,107	$4,129,501
Order backlog	545,922	543,933
Trade names & brands	204,713	204,588
Patient database	170,487	170,324
Technology assets	151,691	150,658
Total cost	5,206,920	5,199,004
Accumulated amortization	(1,822,598)	(1,639,212)
Net book value	$3,384,322	$3,559,792

In the three months ended September 30, 2025, the amortization expense recognized by the Company was $58.7 million (three months ended September 30, 2024: $58.0 million).

In the nine months ended September 30, 2025, the amortization expense recognized by the Company was $176.7 million (nine months ended September 30, 2024: $291.0 million and year ended December 31, 2024: $350.3 million). The decrease in amortization is due to the order backlog and trade name intangible assets recognized in connection with the merger of Indigo Merger Sub, Inc., a Delaware corporation and subsidiary of ICON, with and into PRA Health Sciences, Inc., the parent of PRA Health Sciences on July 1, 2021 ("PRA Merger") amounting to $500.0 million and $202.0 million respectively as of the date of acquisition, becoming fully amortized on July 1, 2024.

There were no additions to intangible assets during the nine months ended September 30, 2025.